Significant accounting policies	6 Months Ended
Jun. 30, 2026
Accounting Policies [Abstract]
Significant accounting policies	Significant accounting policies
(a)Basis of preparation
The accompanying unaudited interim condensed consolidated financial statements and notes have been prepared in accordance with generally accepted accounting principles in the United States ("U.S. GAAP") for interim financial information and follow disclosure required under Regulation S-X provided by the U.S. Securities and Exchange Commission. Accordingly, these unaudited interim condensed consolidated financial statements do not include all information and notes required by U.S. GAAP for annual financial statements and should be read in conjunction with the consolidated financial statements of AQN as of and for the year ended December 31, 2025.
In the opinion of management, the unaudited interim condensed consolidated financial statements include all adjustments that are of a recurring nature and necessary for a fair presentation of the results of interim operations.
The significant accounting policies applied to these unaudited interim condensed consolidated financial statements of AQN are consistent with those disclosed in the consolidated financial statements of AQN as of and for the year ended December 31, 2025.
(b)Seasonality
AQN's operating results are subject to seasonal fluctuations that could materially impact quarter-to-quarter operating results; thus, one quarter's operating results are not necessarily indicative of a subsequent quarter's operating results. Where decoupling mechanisms exist, total volumetric revenue is prescribed by the applicable regulatory authority and is not affected by usage. AQN's electrical distribution utilities can experience higher or lower demand in the summer or winter depending on the specific regional weather and industry characteristics. AQN's water and wastewater utility assets' revenues fluctuate depending on the demand for water, which is normally higher during the drier and hotter months of the summer. During the winter period, natural gas distribution utilities generally experience higher demand than during the summer period. AQN's hydroelectric energy assets are primarily "run-of-river" and, as such, fluctuate with the natural water flows. During the winter and summer periods, flows are generally slower, while during the spring and fall periods, flows are heavier.
(c)Discontinued operations
On August 9, 2024, the Company entered into an agreement to sell its renewable energy business (excluding the Hydro Group) to a wholly owned subsidiary of LS Power, which sale was subsequently completed on January 8, 2025 (the "Renewables Sale"). As a result, the renewable energy business (excluding the Hydro Group) has been classified as "discontinued operations".
Unless otherwise noted, the notes to these unaudited interim condensed consolidated financial statements exclude amounts related to discontinued operations for all periods presented. See note 18 for a discussion of discontinued operations related to the disposition of the renewable energy business.
(d)Foreign currency translation
AQN's reporting currency is the U.S. dollar. Within these unaudited interim condensed consolidated financial statements, the Company denotes any amounts denominated in Canadian dollars with "C$", in Chilean pesos with "CLP" and in Chilean Unidad de Fomento with "CLF" immediately prior to the stated amount.
1.Significant accounting policies (continued)
(e)Restricted cash
Restricted cash represents reserves and amounts set aside pursuant to requirements of various debt agreements, deposits to be returned back to customers, and certain requirements related to generation and transmission operations. The following table provides a reconciliation of cash, cash equivalents and restricted cash reported within the unaudited interim condensed consolidated balance sheets that sum to the total of the same amounts shown on the unaudited interim condensed consolidated statements of cash flows:

	June 30,	December 31,
(millions of U.S. dollars)	2026	2025
Cash and cash equivalents	$55.0	$32.7
Restricted cash (included in other assets on the unaudited interim condensed consolidated balance sheets)	52.5	45.5
Total cash, cash equivalents and restricted cash	$107.5	$78.2